Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
At beginning of year	£ (116)	£ (112)
Adjustment on initial application of IFRS 9 (see note 1c)	(12)
Exchange differences	2	7
Income statement movements	(1)	(38)
Utilised	31	21
Disposal through business disposal		1
Transfer to assets classified as held for sale		5
At end of year	£ (96)	£ (116)